FAIR VALUE MEASUREMENTS - Schedule Of Aggregate Fair Value Of Warrants (Parenthetical) (Details)	Feb. 27, 2026
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reverse stock split	0.2
Level 3 [Member] | Subsequent Event [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reverse stock split	0.2
Junior Note Warrants [Member] | Level 3 [Member] | Subsequent Event [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reverse stock split	0.2
Offering Common Stock Warrants [Member] | Level 3 [Member] | Subsequent Event [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reverse stock split	0.2